Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Schedule of timing of recognition

	Year Ended December 31
	(Amount in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenue recognized at a point in time	1,130,364	1,408,389	904,274	123,885
Revenue recognized over time	1,998,513	1,909,432	1,717,060	235,236
Total revenues	3,128,877	3,317,821	2,621,334	359,121